Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, cost	$ 1,089	$ 1,046
Intangible assets, net	$ 484	560
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	9 years
Intangible Assets, cost	$ 429	415
Intangible Assets, accumulated depreciation	$ (216)	(191)
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	1 year
Intangible Assets, cost	$ 396	291
Intangible Assets, accumulated depreciation	$ (310)	(219)
Patent And License [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	11 years
Intangible Assets, cost	$ 264	340
Intangible Assets, accumulated depreciation	$ (79)	$ (76)